Warrants - Schedule of Quantitative Information Regarding Assumptions Used in Binomial Lattice Model (Details) - $ / shares			12 Months Ended
	Sep. 24, 2021	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Class Of Warrant Or Right [Line Items]
Contractual term		10 years	6 years 29 days	6 years 21 days
Volatility rate		85.00%	66.56%	64.98%
Risk-free interest rate		3.05%	1.19%	0.51%
Dividend yield		0.00%	0.00%
Private Placement Warrants
Class Of Warrant Or Right [Line Items]
Stock price	$ 10.05		$ 9.98
Contractual term	3 months 25 days		21 days
Volatility rate	18.90%		30.30%
Risk-free interest rate	1.00%		1.22%
Dividend yield	0.00%		0.00%